Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of property, plant and equipment

						Impairment	Effects of	Balance at
	Balance at				Acquisition through	expenses/	movements in	31 December
Cost	1 January 2025	Additions	Disposals	Transfers	business combinations	(reversals)	exchange rates	2025
Network infrastructure (All operational)	359,720,059	12,528,460	(6,286,970)	22,761,683	—	—	763,971	389,487,203
Land and buildings	27,408,142	1,497,578	—	2,908,443	117,743	—	(39,158)	31,892,748
Equipment, fixtures and fittings	23,650,648	1,765,385	(352,705)	416,503	—	—	(170,631)	25,309,200
Motor vehicles	333,371	24,710	(45,468)	—	—	—	2,391	315,004
Leasehold improvements	7,276,404	222,030	(399)	—	—	—	(135)	7,497,900
Electricity production power plant	646,880	5	—	—	—	—	(7)	646,878
Construction in progress	6,566,301	27,860,339	(44,393)	(26,096,298)	—	—	111,499	8,397,448
Total	425,601,805	43,898,507	(6,729,935)	(9,669)	117,743	—	667,930	463,546,381

Accumulated depreciation
Network infrastructure (All operational)	251,391,425	22,473,565	(5,708,996)	—	—	19,883	(353,680)	267,822,197
Land and buildings	6,253,598	1,359,307	—	—	—	—	589,033	8,201,938
Equipment, fixtures and fittings	23,611,162	453,527	(228,484)	—	—	—	(1,184,173)	22,652,032
Motor vehicles	285,400	28,449	(43,344)	—	—	—	2,362	272,867
Leasehold improvements	7,003,057	103,004	—	—	—	—	(996)	7,105,065
Electricity production power plant	110,090	32,467	—	—	—	—	(1)	142,556
Total	288,654,732	24,450,319	(5,980,824)	—	—	19,883	(947,455)	306,196,655

Net book value	136,947,073	19,448,188	(749,111)	(9,669)	117,743	(19,883)	1,615,385	157,349,726

						Impairment	Effects of	Balance at
	Balance at				Acquisition through	expenses/	movements in	31 December
Cost	1 January 2024	Additions	Disposals	Transfers	business combinations	(reversals)	exchange rates	2024
Network infrastructure (All operational)	343,624,131	8,719,926	(9,068,282)	18,607,189	—	—	(2,162,905)	359,720,059
Land and buildings	21,668,997	2,062,588	(42,422)	4,020,150	—	—	(301,171)	27,408,142
Equipment, fixtures and fittings	22,620,816	2,279,693	(929,277)	535,991	—	—	(856,575)	23,650,648
Motor vehicles	356,146	20,458	(33,042)	—	—	—	(10,191)	333,371
Leasehold improvements	7,151,466	97,712	(1,458)	28,939	—	—	(255)	7,276,404
Electricity production power plant	640,905	5,950	—	—	—	—	25	646,880
Construction in progress	4,608,095	25,245,520	(109,053)	(23,145,291)	—	—	(32,970)	6,566,301
Total	400,670,556	38,431,847	(10,183,534)	46,978	—	—	(3,364,042)	425,601,805

Accumulated depreciation
Network infrastructure (All operational)	239,587,974	22,389,588	(7,379,818)	—	—	21,743	(3,228,062)	251,391,425
Land and buildings	5,402,950	1,014,897	—	—	—	—	(164,249)	6,253,598
Equipment, fixtures and fittings	22,934,869	2,398,780	(200,564)	—	—	3	(1,521,926)	23,611,162
Motor vehicles	336,495	34,409	(29,028)	—	—	—	(56,476)	285,400
Leasehold improvements	6,420,948	580,216	(27)	—	—	—	1,920	7,003,057
Electricity production power plant	31,196	33,143	—	—	—	—	45,751	110,090
Total	274,714,432	26,451,033	(7,609,437)	—	—	21,746	(4,923,042)	288,654,732

Net book value	125,956,124	11,980,814	(2,574,097)	46,978	—	(21,746)	1,559,000	136,947,073